Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Current and Non-current Contract Liabilities

	31 December	31 December
	2023	2022
Long-term contract liabilities	1,193,665	1,248,479
Short-term contract liabilities	1,312,519	1,401,669
	2,506,184	2,650,148

Summary of Unsatisfied Performance Obligation of Contract Liabilities

The following table shows unsatisfied performance obligation result as of 31 December 2023;

	31 December	31 December
	2023	2022
Telecommunications service	2,100,700	3,039,176
Equipment revenues	933,916	1,399,868
	3,034,616	4,439,044